INCOME TAXES - Deferred Tax Assets (Details) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred income tax assets
Property, plant and equipment	CAD 132,879	CAD 257,105
Tax loss carryforwards and other credits	397,081	571,166
Capital loss carryforwards and other capital items	181,334	187,986
Asset retirement obligation	31,677	50,462
Derivative financial assets and liabilities	8,795	10,515
Other assets	3,046	3,996
Total deferred income tax assets	754,812	1,081,230
Less valuation allowance	(184,875)	(347,867)
Total deferred income tax assets, net	CAD 569,937	CAD 733,363